EQUITY	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 14:-    Equity

The composition of the Company’s share capital is as follows:

	December 31, 2014			December 31, 2013
	Authorized	Issued	Outstanding	Authorized	Issued	Outstanding

Ordinary shares, NIS 1 par value each	25,000,000	15,297,402	14,728,782	25,000,000	15,287,402	14,718,782

In August 2013, we declared an additional cash dividend of $0.09 per share ($3.4 million in the aggregate) to our shareholders of record on August 21, 2013 that was payable on September 3, 2013.

a.	Formula's ordinary shares, par value NIS 1 per share, are traded on the TASE and Formula's ADSs, each representing one ordinary share, are traded on the NASDAQ.

b.	Formula holds 568,620 of its ordinary shares.

c.	In June 2013, Formula declared a cash dividend of approximately $ 5,446 ($ 0.37 per share) to shareholders of record on August July 2, 2013 that was payable on July 18, 2013.

d.	In December 2013, Formula declared a cash dividend of approximately $ 4,563 (or $ 0.31 per share) to shareholders of record on January 20, 2014 that was payable on February 6, 2014.

e.	On June 2014, Formula declared a cash dividend of approximately $ 7,065 (or $ 0.48 per share) to shareholders of record on July 14, 2014 that was payable on July 31, 2014.

f.	On December 24, 2014, Formula declared a cash dividend of approximately $ 7,875 (or $ 0.535 per share) to shareholders of record on January 19, 2015 that was payable on February 4, 2015.

g.	For information concerning Formula employees and officers share option plan, see Note 11.